Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 30,000,000	¥ 9,845,000,000	¥ 0
Aggregate amortization expenses for intangible assets	25,848,000,000	23,164,000,000	17,467,000,000
Estimated amortization expenses in fiscal 2017	24,540,000,000
Estimated amortization expenses in fiscal 2018	21,143,000,000
Estimated amortization expenses in fiscal 2019	19,072,000,000
Estimated amortization expenses in fiscal 2020	17,551,000,000
Estimated amortization expenses in fiscal 2021	13,352,000,000
Intangible assets subject to amortization acquired	29,010,000,000
Impairment losses on intangible assets	295,000,000	358,000,000	0
Corporate Financial Services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	30,000,000	550,000,000	0
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	8,708,000,000	¥ 0
Overseas
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill		¥ 587,000,000
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 10,094,000,000
Weighted average amortization period	6 years
Customer relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 7,973,000,000
Weighted average amortization period	10 years